Stock-Based Compensation	3 Months Ended
Dec. 25, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(13)  STOCK-BASED COMPENSATION

Under our equity incentive plan, stock options were granted to employees, including our officers, and directors at an exercise price not less than the fair market value of our common stock at the date the options are granted. The options granted generally expire ten years from the date of grant or at an earlier date as determined by the committee of our board of directors that administered the plan. Options granted under the plan prior to November 2005 generally were exercisable one year from the date of grant. Options granted under the plan from November 2005 to October 2011 are exercisable two to three years from the date of grant. Options granted under the plan since November 2011 are exercisable one to three years from the date of grant.

On January 20, 2011, our shareholders approved (i) our 2011 Equity Incentive Plan, which authorizes the issuance of 1,200,000 shares of our common stock (plus any shares that remained available on that date for future grants under our 1996 Incentive Plan) for equity-based awards (no further awards will be made under our 1996 Incentive Plan), and (ii) the amendment and restatement of our employee stock purchase plan, to increase the maximum number of shares of our common stock authorized for issuance under that plan by 1,000,000 shares, to a total of 2,500,000, and provide means by which eligible employees of our foreign subsidiaries may participate in that plan.

We recorded stock-based compensation expense, included in selling, general and administrative expenses, of $388,000 and $750,000 for the thirteen weeks ended December 25, 2011, and December 26, 2010, respectively. As of December 25, 2011, $2,902,000 of unrecognized compensation expense related to non-vested awards is expected to be recognized over a weighted-average period of approximately 18 months.

We use the Black-Scholes option pricing model to determine the weighted-average fair value of options. The weighted-average fair value of options granted during the thirteen weeks ended December 25, 2011, and December 26, 2010, were $1.29 and $2.22, respectively. The fair value of options at the date of grant and the weighted-average assumptions utilized to determine such values are indicated in the following table:

	Thirteen Weeks Ended
	December 25, 2011	December 26, 2010
Risk-free interest rate	1.7%	2.2%
Expected volatility	80.0%	80.0%
Expected life (in years)	8.0	7.3
Dividend yield	–	–

The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of our stock options. We considered historical data in projecting expected stock price volatility. We estimated the expected life of stock options and stock option forfeitures based on historical experience.

Option transactions during the thirteen weeks ended December 25, 2011, are summarized as follows:

	Number of Shares	Weighted-Average Exercise Price ($)	Weighted-Average Remaining Contractual Life (yrs.)	Aggregate Intrinsic Value ($)
Outstanding at September 25, 2011	3,782,018	15.44	5.9	–
Granted	193,500	1.70
Exercised	–	–
Expired/Canceled	(278,342)	20.99
Outstanding at December 25, 2011	3,697,176	14.31	6.3	–
Options exercisable at December 25, 2011	2,418,372	19.72	4.9	–

The following table summarizes the status of options that remain subject to vesting:

	Number of Shares	Weighted- Average Grant Date Fair Value ($)
Non-vested at September 25, 2011	1,666,646	3.55
Granted	193,500	1.29
Vested	(558,967)	4.01
Canceled	(22,375)	2.99
Non-vested at December 25, 2011	1,278,804	3.02

The following table summarizes information concerning currently outstanding and exercisable stock options:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted-Average Remaining Contractual Life (yrs.)	Weighted-Average Exercise Price ($)	Number Exercisable	Weighted-Average Exercise Price ($)
1.70-3.00	193,500	9.9	1.70	0	0.00
3.01-5.00	1,171,188	8.2	3.04	454,925	3.03
5.01-10.00	708,083	8.0	7.34	339,042	7.36
10.01-20.00	20,000	6.1	15.96	20,000	15.96
20.01-25.00	601,567	3.2	23.71	601,567	23.71
25.01-30.00	590,740	5.0	26.79	590,740	26.79
30.01-45.06	412,098	2.4	32.52	412,098	32.52
Total	3,697,176	6.3	14.31	2,418,372	19.72

Under our equity incentive plan, we also issue restricted stock units (“RSUs”) to employees, including our officers. RSUs generally vest over three years in annual installments commencing one year after the date of grant. We recognize compensation expense for the RSUs over the service period equal to the fair market value of the stock units on the date of issuance. Upon vesting, RSUs convert to shares in accordance with the terms of our equity incentive plan.

RSU transactions during the thirteen weeks ended December 25, 2011, are summarized as follows:

	Number of RSUs	Weighted- Average Grant Date Fair Value ($)
Non-vested at September 25, 2011	–	–
Granted	501,100	1.70
Vested	–	–
Canceled	(3,750)	1.70
Non-vested at December 25, 2011	497,350	1.70